Stockholders' Equity (Details Narrative) - USD ($)				4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 27, 2019	Sep. 13, 2017	Aug. 22, 2017	May 31, 2019	Nov. 30, 2019	Nov. 30, 2019	May 31, 2019	Aug. 31, 2019	Nov. 09, 2018	May 31, 2018
Class of Stock [Line Items]
Common stock, authorized				20,000,000	20,000,000	20,000,000	20,000,000			20,000,000
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock holders rights					One vote for each share.		One vote for each share.
Common stock, issued				7,003,975	7,858,975	7,858,975	7,003,975	7,753,975		2,252,743
Common stock, outstanding				7,003,975	7,858,975	7,858,975	7,003,975	7,753,975		2,252,743
Preferred stock, authorized				1,000,000	1,000,000	1,000,000	1,000,000			1,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, issued
Preferred stock, outstanding
Number of common stock not issued yet					$ 50,000	$ 50,000
Stock issued during period, value, acquisitions					1,440,000
Stock-based compensation					$ 90,000
Employment Agreements [Member]
Class of Stock [Line Items]
Share price	$ 0.60
Vesting maturity date	Dec. 31, 2019
Number of shares vested					180,000		75,000
Stock-based compensation	$ 45,000				$ 63,000		$ 27,000
Unrecognized compensation cost				$ 63,000			$ 63,000
Three Employees [Member]
Class of Stock [Line Items]
Number of common stock shares issued	180,000
Officer [Member] | For Past Service Provided [Member]
Class of Stock [Line Items]
Stock-based compensation					$ 90,000
PLAYLive Nation, Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions					750,000
Stock issued during period, value, acquisitions					$ 1,440,000
Private Placement [Member]
Class of Stock [Line Items]
Number of units sold		7,000					254,500
Warrants exercise price per share				$ 4.00			$ 4.00
Warrant term				5 years			5 years
Warrants issued				962,500			962,500
Private Placement [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Value of units sold					$ 50,000		$ 1,925,000
Number of units sold					25,000		962,500
Number of common stock not issued yet					$ 50,000	$ 50,000
Common stock exchanged for warrants description				(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").		(i) one share of common stock, par value $0.0001 per share of the Company (the "Common Stock") and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a "Warrant") as provided for in the Company's Term Sheet for Unit Offering dated February 6, 2019 (the "Term Sheet").
Warrants exercise price per share				$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrant term				5 years	5 years	5 years	5 years
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Class of Stock [Line Items]
Value of units sold				$ 2,000,000		$ 2,000,000
Number of units sold				1,000,000		1,000,000
Share price				$ 2.00	$ 2.00	$ 2.00	$ 2.00
Initial Public Offering [Member]
Class of Stock [Line Items]
Value of units sold					$ 100		$ 100
Number of units sold			5,000,000		250,000		250,000
Warrants exercise price per share			$ 0.01	$ 11.50			$ 11.50			$ 11.50
Warrant term										5 years
Warrants issued									5,461,500	5,461,500